TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Schedule of Trade and Other Receivables
	December 31, 2023 US$‘000	December 31, 2022 US$‘000
Trade receivables, net of impairment losses	10,698	12,620
Prepayments	2,036	1,932
Contract assets	525	739
Value added tax	43	43
Finance lease receivables	119	86
Consideration due from sale of business (Note 8)	373	-
Other receivables	107	-
Grant receivable	-	333

	13,901	15,753

Schedule of Future Minimum Finance Lease Receivables

	December 31, 2023 US$‘000
	Gross investment	Unearned income	Minimum payments receivable
Less than one year	170	4	119
Between one and five years (Note 15)	54	3	36

	224	7	155

	December 31, 2022 US$‘000
	Gross investment	Unearned income	Minimum payments receivable
Less than one year	180	6	86
Between one and five years (Note 15)	173	6	84

	353	12	170

Schedule of Future Minimum Rentals Receivable Under Non-Cancellable Operating Leases
	December 31, 2023 US$‘000
	Instruments	Total
Less than one year	1,995	1,995

	1,995	1,995
	December 31, 2022 US$‘000
	Instruments	Total
Less than one year	1,589	1,589

	1,589	1,589